JPMorgan Growth Advantage Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Growth Advantage Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,656
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,342
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	872
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 752